Share-based compensation - Inputs into black scholes model (Details)	12 Months Ended
Sep. 30, 2022 Y £ / shares
Share-based compensation
Weighted average share price (£)	£ 3.30
Weighted average exercise price (£)	£ 0.0001
Expected volatility	50.00%
Expected life | Y	5
Risk-free rate	0.10%
Expected dividend yield	0.00%